UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue
New York, NY  10017
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, NY  10017
 (Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  June 30, 2009

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2009

A diversified mutual fund that
invests in common stocks of
growth-oriented companies.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

It is good to have a quarter of double digit equity returns for a change.  For the second quarter of 2009, your Fund earned +14.34%; for the first six months of the year the return was +6.04%.

The top five performing stocks held by the Fund for the first six months of 2009 were: Western Digital, up +131.4%; Research in Motion, up +75.2%; Apple Computer, up +66.9%; Amazon.com, up +63.1%; and TJX Companies, up +52.9%.

The economies in the US and the Asia Pacific regions would appear to be in the early stages of presaging a new up cycle in the stock market.  Business conditions are stabilizing and in some areas are improving, and corporations are returning to early stage profitability after intense inventory control measures and the headline making workforce cut backs. Inventory scarcity is a key ingredient and precursor of an upturn. Some corporations, e.g. Procter and Gamble and Norfolk and Southern, among others, are actually increasing dividends.

The timing for sustainable improvement in employment is less certain, but it will eventually come.  Consumers in the US, along with the European and Japanese, are being upstaged by China and India as the rate of increase in living standards increases demand for all sorts of higher end consumer goods: cell phones, IPods, flat screen TVs and laptops. This is clearly good for the technology producers, Qualcomm, Apple, Intel, Corning, and other IT and electronic and internet related businesses.

The multi-trillion dollar stimulus from the deficit spending programs enacted by Congress coupled with the monetary stimulus by the Federal Reserve will eventually have an effect.  However, the focus by the Administration and Congress on also enacting legislation for a massive health care program and “cap and trade” carbon emissions at the same time raises the uncertainties of higher taxes, whether directly or indirectly, and of the effects of such programs upon individuals and businesses.  If the Administration and Congress can temper their many plans that foster this uncertainty, renewed bank lending and business confidence in the new cycle will eventually resume in earnest and create the potential for new highs in equity prices over the next three years.

The confidence element in economics, so important to business’s and individuals’ decision making, may also get a lift from the financial system repaying TARP funds to the Treasury and then doing what banks were originally designed for, making prudent loans to businesses and consumers. How long this will take is problematic. If the time element for paying back the government bank rescue money and making bank loans available is short, GDP will rebound faster. If the time period drags on, the equity market may be in a trading range for a few months.

Continued population growth, the cusp of the “echo-boomers” (children of the post WW2 baby boom) family formation and immigration will go a long way to absorb the oversupply of housing stock created by low interest rates and lax credit standards during the post 9/11 period from 2002 to 2007. We are seeing some statistical evidence of this improvement in the current shrinkage of housing inventory on the market from well over 10 months supply to 9 months supply plus a 10%+ increase in the reliable long term leading indicator, lumber prices. Inventory replacement demand is also showing up in the steady manufacturing data measured by the Institute for Supply Management: This progress is still in an early stage and clearly not robust but the “ISM” production index has increased slightly for June to 52.5, above the fifty percent point where contraction and growth are neutral.  The index of leading economic indicators rose again in June for the third straight monthly increase.

Even though money market fund flows show a small movement into equities last quarter according to Indata, cash levels and money supply data (M2) as a percentage of market capitalization are extremely high, between three and five times normal, indicating plenty of availability to both provide fuel to the equity market and help fund government borrowings. Nevertheless, business cycles do exist and interest rates have only two possible forward scenarios: (1) the same; or (2) higher. While the savings rate is up, US government securities are now singularly unattractive. Other fixed income alternatives are better and equities better yet.

July 22, 2009

Sincerely,

Robert P. Morse
President

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.5%
Aerospace – 0.9%
Lockheed Martin Corp.	1,200	$96,780
Apparel – 0.5%
VF Corp.	1,000	55,350
Beverages – 2.1%
The Coca-Cola Co.	2,500	119,975
PepsiCo, Inc.	2,000	109,920
		229,895
Biotechnology – 4.9%
Amgen, Inc. (a)	1,000	52,940
Celgene Corp. (a)	2,500	119,600
Gilead Sciences, Inc. (a)	7,500	351,300
		523,840
Chemicals – 2.6%
Air Products & Chemicals, Inc.	2,200	142,098
The Dow Chemical Co.	3,000	48,420
Monsanto Co.	1,250	92,925
		283,443
Computers & Peripherals – 2.3%
Hewlett-Packard Co.	3,500	135,275
International Business
Machines Corp.	1,110	115,906
		251,181
Construction & Engineering – 1.2%
Fluor Corp.	2,500	128,225
Containers & Packaging – 0.5%
Packaging Corp. of America	3,000	48,600
Diversified – 1.6%
3M Co.	2,000	120,200
United Technologies Corp.	1,000	51,960
		172,160
Drugs – 2.0%
Bristol-Myers Squibb Co.	3,750	76,162
Merck & Co., Inc.	5,000	139,800
		215,962
Electrical Equipment – 1.5%
General Electric Co.	8,000	93,760
Thomas & Betts Corp. (a)	2,500	72,150
		165,910
Electronic Equipment & Instruments – 0.3%
Sunpower Corp. (a)	1,000	26,640
Energy – 5.0%
Apache Corp.	1,950	140,692
Chevron Corp.	2,150	142,438
Marathon Oil Corp.	5,000	150,650
Sunoco, Inc.	4,500	104,400
		538,180
Energy Equipment & Services – 3.0%
Core Laboratories NV (b)	1,000	87,150
Helmerich & Payne, Inc.	2,250	69,458
Schlumberger Ltd. (b)	1,500	81,165
Transocean Ltd (a) (b)	1,100	81,719
		319,492
Financial Services – 0.9%
American Express Co.	4,000	92,960
Food & Staples Retailing – 3.3%
The Kroger Co.	5,000	110,250
Wal-Mart Stores, Inc.	5,000	242,200
		352,450
Food Service – 3.7%
Darden Restaurants, Inc.	3,000	98,940
McDonald’s Corp.	3,500	201,215
Yum! Brands, Inc.	3,000	100,020
		400,175
Food Wholesale – 0.7%
Sysco Corp.	3,300	74,184
Health Care Equipment & Supplies – 2.0%
Baxter International, Inc.	2,150	113,864
Medtronic, Inc.	3,000	104,670
		218,534
Health Care Services – 4.5%
Aetna, Inc.	3,000	75,150
Johnson & Johnson	3,800	215,840
Medco Health Solutions, Inc. (a)	2,500	114,025
Quest Diagnostics	1,500	84,645
		489,660
Instrumentation – 0.9%
Thermo Fisher Scientific, Inc. (a)	2,500	101,925

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.5% (continued)
Insurance – 1.5%
Aflac, Inc.	3,500	$108,815
Fidelity National Financial, Inc.	3,500	47,355
		156,170
Machinery – 6.2%
Caterpillar, Inc.	3,500	115,640
Flowserve Corp.	2,250	157,072
Joy Global, Inc.	3,300	117,876
Oshkosh Corp.	10,000	145,400
Paccar, Inc.	4,000	130,040
		666,028
Media – 1.1%
The DIRECTV Group Inc. (a)	5,000	123,550
Metals & Mining – 3.1%
Consol Energy, Inc.	2,500	84,900
Freeport-McMoRan
Copper & Gold, Inc.	2,500	125,275
Nucor Corp.	1,250	55,538
United States Steel Corp.	2,000	71,480
		337,193
Office Equipment – 6.3%
Apple, Inc. (a)	2,500	356,075
EMC Corp. (a)	7,500	98,250
Western Digital Corp. (a)	8,500	225,250
		679,575
Paper & Forest Products – 0.4%
International Paper Co.	3,000	45,390
Personal & Household Products – 1.0%
Procter & Gamble Co.	2,000	102,200
Retail – 1.1%
Macys, Inc.	10,000	117,600
Semiconductors – 3.9%
Atheros Communications, Inc. (a)	3,500	67,340
Intel Corp.	10,000	165,500
KLA-Tencor Corp.	5,500	138,875
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR	5,000	47,050
		418,765
Services – 7.6%
Akamai Technologies, Inc. (a)	2,500	47,950
Amazon.com, Inc. (a)	1,500	125,490
Computer Sciences Corp. (a)	3,500	155,050
Google, Inc. (a)	1,000	421,590
NIC, Inc.	10,000	67,700
		817,780
Software – 7.8%
Activision Blizzard, Inc. (a)	5,000	63,150
Adobe Systems, Inc. (a)	5,000	141,500
ANSYS, Inc. (a)	3,000	93,480
Intuit, Inc. (a)	2,000	56,320
Microsoft Corp.	10,000	237,700
Oracle Corp.	10,000	214,200
Salesforce.com, Inc. (a)	1,000	38,170
		844,520
Specialty Retail – 3.8%
Coach, Inc.	3,000	80,640
Home Depot, Inc.	5,000	118,150
Nike, Inc. – Class B	1,250	64,725
Tiffany & Co.	2,000	50,720
TJX Companies, Inc.	3,000	94,380
		408,615
Telecommunications – 7.0%
America Movil S.A.
de C.V. – ADR	5,000	193,600
China Mobile
Hong Kong Ltd. – ADR	2,500	125,200
Cisco Systems, Inc. (a)	6,000	111,840
QUALCOMM, Inc.	5,000	226,000
Research In Motion Ltd. (a) (b)	1,400	99,470
		756,110
Transportation – 4.3%
Burlington Northern
Santa Fe Corp.	2,500	183,850
Cummins, Inc.	3,500	123,235
J.B. Hunt Transport
Services, Inc.	5,000	152,650
		459,735
TOTAL COMMON STOCKS
(Cost $9,679,395)		10,718,777

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.6%
First American Government
Obligations Fund	68,183	$68,183
TOTAL SHORT-TERM
INVESTMENTS
(Cost $68,183)		68,183
TOTAL INVESTMENTS
(Cost $9,747,578) – 100.1%		10,786,960
Liabilities in Excess
of Other Assets – (0.1)%		(11,485)
TOTAL NET
ASSETS – 100.0%		$10,775,475

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domiciled

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS:
Investments, at value (cost $9,747,578)	$10,786,960
Receivable for investments sold	150,603
Dividends receivable	11,936
Prepaid expenses	10,262
Receivable for fund shares sold	1,000
Receivable from Adviser (Note 4)	418
Total assets	10,961,179

LIABILITIES:
Payable for investments purchased	150,119
Investment advisory fee payable	4,487
Shareholder servicing fee payable	2,244
Accrued expenses and other payables	28,854
Total liabilities	185,704
NET ASSETS	$10,775,475

NET ASSETS CONSIST OF:
Capital stock	$11,582,841
Accumulated net investment loss	(3,070)
Accumulated net realized
loss on investments	(1,843,678)
Net unrealized appreciation
on investments	1,039,382
TOTAL NET ASSETS	$10,775,475

Shares outstanding
(5,000,000 authorized, $1.00 par value)	1,754,723
NET ASSET VALUE PER SHARE	$6.14

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of
$102 foreign tax withheld)	$96,856
Interest income	26
Total investment income	96,882

EXPENSES:
Investment advisor fees (Note 4)	25,150
Administration and fund accounting fees	30,939
Shareholder servicing fees (Note 4)	12,575
Transfer agent fees and expenses	11,474
Professional fees	9,566
Federal and state registration fees	7,710
Directors’ fees and expenses	4,437
Custody fees	3,033
Reports to shareholders	2,835
Insurance expense	771
Total expenses before
expense reimbursement	108,490
Expenses reimbursed by Adviser (Note 4)	(8,221)
Net Expenses	100,269
NET INVESTMENT LOSS	(3,387)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on
investment transactions	(1,067,631)
Change in unrealized appreciation
(depreciation) on investments	1,658,495
Net realized and unrealized
gain on investments	590,864
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$587,477

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)
OPERATIONS:
Net investment loss	$(3,387)	$(34,717)
Net realized loss on
investment transactions	(1,067,631)	(734,461)
Change in unrealized
appreciation (depreciation)
on investments	1,658,495	(6,936,445)
Net increase (decrease)
in net assets resulting
from operations	587,477	(7,705,623)

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	164,422	453,379
Cost of shares redeemed	(570,400)	(1,458,269)
Reinvested distributions	—	113,902
Net decrease in net assets
resulting from capital
share transactions	(405,978)	(890,988)

DISTRIBUTIONS
TO SHAREHOLDERS:
From net realized gains	—	(119,254)

TOTAL
INCREASE (DECREASE)
IN NET ASSETS	181,499	(8,715,865)

NET ASSETS:
Beginning of period	10,593,976	19,309,841
End of period	$10,775,475	$10,593,976

UNDISTRIBUTED NET
INVESTMENT
INCOME (LOSS)	$(3,070)	$317

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2009 (Unaudited)

1.  Organization
The Wall Street Fund, Inc.  (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company.  The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of growth-oriented common stocks.  Wall Street Management Corporation (“WSMC” or the “Adviser”) is the Fund’s investment adviser.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)  Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Directors.  Fair value is defined as the amount the Fund might reasonably expect to receive upon a current sale.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.  For the year ended December 31, 2008, the Fund increased undistributed net investment income by $34,717, increased undistributed net realized gain on investments by $5 and decreased capital stock by $34,722.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.

(e) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were  issued.

3.  Investment Transactions
Purchases and sales of securities for the period ended June 30, 2009, excluding short-term investments, aggregated $2,929,780 and $3,264,512 respectively.  There were no purchases or sales of long-term U.S. government securities.

4.  Investment Adviser
The Fund has an investment advisory agreement with Wall Street Management Corporation. The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets. The present advisory agreement also provides for the Adviser to reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.  For the six months ended June 30, 2009, the Adviser received $25,150 in investment advisory fees and reimbursed Fund expenses of $8,221.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with the Adviser pursuant to which the Adviser may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, the Adviser receives fees from the Fund at an annual rate of 0.25% of the average daily net assets.  For the six months ended June 30, 2009, the Adviser received $12,575 in shareholder servicing fees.

The Adviser also serves as the Fund’s principal underwriter.  Certain of the officers and directors of the Fund are officers and directors of WSMC.

5.  Fair Value of Investments
In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“SFAS 157”).  SFAS 157 defines fair value for financial reporting, establishes a framework for measuring fair value and expands disclosure about fair value measurements.  The Fund adopted SFAS 157 effective January 1, 2008.  A summary of the fair value hierarchy under SFAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the Fund’s investments as of June 30, 2009 by level within the fair value hierarchy.

Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
Total	securities	inputs	inputs
Investments	(Level 1)	(Level 2)	(Level 3)
$10,786,960	$10,786,960	$ —	$ —

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009 (Unaudited)

6.  Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2009	2008
Shares Sold	30,036	57,415
Shares Redeemed	(106,266)	(193,216)
Shares Reinvested	—	11,877
Net Decrease	(76,230)	(123,924)
Shares Outstanding:
Beginning of Period	1,830,953	1,954,877
End of Period	1,754,723	1,830,953

7.  Tax Information
As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$11,264,788
Gross unrealized appreciation	$1,436,881
Gross unrealized depreciation	(2,089,051)
Net unrealized depreciation	(652,170)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	$(742,673)
Total accumulated earnings (loss)	$(1,394,843)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007
Ordinary income	$—	$—
Long-term capital gains	$119,254	$722,982

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2008, the Fund had a capital loss carryover of $163,545, which, if not offset by future capital gains, will expire on December 31, 2016. The Fund intends to defer and treat $579,128 of post-October losses incurred during the year ended December 31, 2008 as arising in the year ending December 31, 2009.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any,  related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

8.  Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(This Page Intentionally Left Blank.)

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Six Months
	Ended
	June 30,		Year Ended December 31,
	2009		2008	2007	2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$5.79		$9.88	$8.78	$8.42
Income from investment operations:
Net investment loss(1)	—		(0.02)	(0.03)	(0.05)
Net realized and unrealized gains
(losses) on investments	0.35		(4.01)	1.51	0.51
Total from investment operations	0.35		(4.03)	1.48	0.46
Less distributions:
Distributions from net realized gains
from security transactions	—		(0.06)	(0.38)	(0.10)
Total distributions	—		(0.06)	(0.38)	(0.10)
Net asset value, end of period	$6.14		$5.79	$9.88	$8.78
Total return(2)	6.04	%(4)	(41.02)%	16.92%	5.42%
Supplemental data and ratios:
Net assets, end of period (000’s)	$10,775		$10,594	$19,310	$17,351
Ratio of operating expenses to average
net assets, before reimbursements	2.15	%(5)	1.76%	1.60%	1.71%
Ratio of operating expenses to average
net assets, net of reimbursement	1.99	%(5)	1.76%	1.60%	1.71%
Ratio of net investment loss to average
net assets, before reimbursements	(0.23	)%(5)	(0.22)%	(0.34)%	(0.56)%
Ratio of net investment loss to average
net assets, net of reimbursement	(0.07	)%(5)	(0.22)%	(0.34)%	(0.56)%
Portfolio turnover rate	29.23	%(4)	58.78%	65.26%	94.41%
__________
(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	These returns do not include the effect of the Fund’s sales charge, which was discontinued on September 1, 2001.
(3)	These ratios would have been 0.09% lower with the reimbursement of 1998 expenses included therein.
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of common stock outstanding throughout each period.

Year Ended December 31,
2005	2004	2003	2002	2001	2000	1999

$7.83	$7.30	$4.87	$7.65	$10.09	$12.43	$9.39

(0.05)	(0.04)	(0.07)	(0.08)	(0.07)	(0.10)	(0.10)

0.64	0.57	2.50	(2.70)	(2.29)	0.76	5.73
0.59	0.53	2.43	(2.78)	(2.36)	0.66	5.63

—	—	—	—	(0.08)	(3.00)	(2.59)
—	—	—	—	(0.08)	(3.00)	(2.59)
$8.42	$7.83	$7.30	$4.87	$7.65	$10.09	$12.43
7.54%	7.26%	49.90%	(36.34)%	(23.15)%	3.41%	62.88%

$17,470	$17,512	$17,368	$11,609	$19,408	$22,576	$22,118

1.71%	1.74%	1.92%	2.08%	1.70%	1.45%	1.92%

1.71%	1.74%	1.85%	1.84%	1.68%	1.45%	1.80	%(3)

(0.69)%	(0.60)%	(1.23)%	(1.52)%	(0.95)%	(0.71)%	(1.23)%

(0.69)%	(0.60)%	(1.16)%	(1.28)%	(0.93)%	(0.71)%	(1.11	)%(3)
115.90%	149.32%	94.46%	124.51%	110.24%	92.59%	104.18%

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			paid
	Beginning	Ending	during
	account	account	period
	value	value	1/1/09-
	1/1/09	6/30/09	6/30/09*
Actual	$1,000.00	$1,060.40	$10.17
Hypothetical (5% return
before expenses)	1,000.00	1,014.93	9.94

*
Expenses are equal to the Fund’s annualized expense ratio of 1.99% for the six months ended June 30, 2009, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the six month period).

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2009 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2009 (Unaudited)

Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Funds’ website at www.thewallstreetfund.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room, call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.thewallstreetfund.com on a monthly basis.

Investment Advisory Agreement
On February 25, 2009, the Board of Directors of The Wall Street Fund, Inc. approved the continuation of the Fund’s investment advisory agreement with Wall Street Management Corporation (the “Adviser”).  Prior to approving the continuation of the investment advisory agreement, the Board considered:

•	the nature, extent and quality of the services provided by the Adviser;

•	the investment performance of the Fund;

•	the cost of the services to be provided and profits to be realized by the Adviser and its affiliates from its relationship with the Fund;

•	the expense ratio of the Fund; and

•	the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

In considering the nature, extent and quality of services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund.  The Board concluded that the Adviser was providing essential services to the Fund.

The Board compared the performance of the Fund to benchmark indices over various time periods and concluded that the performance of the Fund warranted the continuation of the investment advisory agreement.  The Directors noted that, in addition to the absolute and relative performance of the Fund, the Fund adhered to its investment style.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed the cost of services provided, and the profits realized, by the Adviser, from its relationship with the Fund and concluded that such profits were reasonable and not excessive.  As part of its analysis, the Board considered the value of the research the Adviser received from broker-dealers executing securities transactions for the Fund.  The Directors also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds.  The Board concluded that the advisory fee paid by the Fund and the expense ratio of the Fund were similar to comparable mutual funds.

The Directors also considered whether the investment advisory agreement fee schedule should be adjusted.  They concluded that breakpoints for the Fund were not warranted at this time given the anticipated growth of the Fund in the next year and other factors considered.

(This Page Intentionally Left Blank.)

DIRECTORS
Clifton H.W. Maloney
Robert P. Morse, Chairman
Harlan K. Ullman

OFFICERS
Robert P. Morse, President
Michael R. Linburn,
  Executive Vice President & Secretary
Jian H. Wang, Executive Vice President & Treasurer
William D. Pettit, Vice President & Analyst

INVESTMENT ADVISER &
PRINCIPAL UNDERWRITER
Wall Street Management Corporation
441 Lexington Avenue
New York, New York 10017

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

THE WALL STREET FUND, INC.
441 Lexington Avenue
New York, New York  10017
(212) 856-8250
(800) 443-4693
http://www.thewallstreetfund.com
e-mail: mrl@thewallstreetfund.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)*    /s/ Robert P. Morse
Robert P. Morse, President

Date  September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert P. Morse
Robert P. Morse, President

Date  September 4, 2009

By (Signature and Title)*    /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date  September 4, 2009

* Print the name and title of each signing officer under his or her signature.